Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payment in Kind (PIK) Note [Member]
Convertible Debt, Fair Value Disclosures	$ 23,463,323		$ 23,463,323		$ 21,789,259
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			38,676,225	31,590,709	33,170,241	30,086,389	7,500,000
Allowance for Doubtful Accounts Receivable	0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized Tax Benefits	0		0		0	0
Depreciation	$ 338,333	$ 326,684	$ 674,420	$ 652,905	$ 1,312,585	$ 1,164,366	$ 317,570
Weighted Average Number of Shares Outstanding, Basic and Diluted	97,889,350	95,653,519	97,556,480	95,381,825	96,033,553	94,895,194	94,303,264
Outstanding Options and Warrants to Purchase Common Stock Not Included in Diluted Computation	24,276,950	18,929,402	24,276,950	18,929,402